Condensed Financial Information of Parent Company - Condensed Statements of Operations (Details) (USD $)	3 Months Ended								4 Months Ended		6 Months Ended			12 Months Ended
	Jul. 14, 2014	Dec. 30, 2013	Oct. 07, 2013	Jul. 15, 2013	Dec. 31, 2012		Oct. 01, 2012	Jul. 09, 2012	Apr. 22, 2013	Apr. 16, 2012	Dec. 30, 2013	Jul. 14, 2014	Jul. 15, 2013	Dec. 30, 2013	Dec. 31, 2012	Dec. 26, 2011
Condensed Income Statements, Captions [Line Items]
Net and comprehensive loss	$ 1,118,941	$ (3,097,745)	$ 350,657	$ 422,869	$ 753,182	[1]	$ (459,111)	$ (577,024)	$ (1,390,877)	$ 30,058	$ (2,747,088)	$ (8,869,190)	$ (968,008)	$ (3,715,096)	$ (252,895)	$ (26,925)
Basic and diluted net loss per share (USD per share)		$ (0.25)	$ 0.03	$ 0.03	$ 0.06	[1]	$ (0.04)	$ (0.05)	$ (0.11)	$ 0.00				$ (0.30)	$ (0.02)	$ 0.00
Basic and diluted weighted average shares outstanding (in shares)		12,561,414	12,561,414	12,561,414	12,561,414	[1]	12,561,414	12,561,414	12,561,414	12,561,414				12,561,414	12,561,414	12,561,414
Parent Company
Condensed Income Statements, Captions [Line Items]
Equity in net loss of Zoe's Kitchen USA, LLC and its subsidiaries, and Soho Franchising, LLC														(3,715,096)	(252,895)	(26,925)
Net and comprehensive loss														$ (3,715,096)	$ (252,895)	$ (26,925)
Basic and diluted net loss per share (USD per share)														$ (0.30)	$ (0.02)	$ 0.00
Basic and diluted weighted average shares outstanding (in shares)														12,561,414	12,561,414	12,561,414

[1]	The fiscal quarter ended December 31, 2012 consisted of 13 weeks.